Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sound Point Floating Rate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sound Point Floating Rate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with strong risk-adjusted returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund will acquire the assets and assume the liabilities of Sound Point Floating Rate Income Fund (the “Predecessor Fund”), a closed-end fund which used substantially similar investment strategies and had the same investment adviser.  The Predecessor Fund’s portfolio turnover rate for the fiscal period between December 1, 2012 and August 31, 2013 was 197%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities, which may include bonds, notes and debentures issued by corporations, debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, and commercial paper.  The Fund invests primarily in senior floating rate loans (“Floating Rate Loans”) which are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.  Floating Rate Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “high yield” or “junk”).

The Advisor utilizes a fundamental, research intensive approach to achieve its objective by identifying fundamentally attractive floating rate loans or variable-rate investments, which it considers under-valued, which pay interest at variable-rates and are determined periodically, on the basis of a floating base lending rate, such as the London Interbank Offered Rate (“LIBOR”), with or without a floor plus a fixed spread and other investments, including senior secured and unsecured bonds, and by creating a portfolio with an optimal blend of these assets.  In managing the Fund, the Advisor seeks to invest in a portfolio of Floating Rate Loans that it believes will be less volatile over time than the general loan market.  Preservation of capital is considered when consistent with the Fund’s objective. The Fund invests in securities without regard to maturity or duration.

Management Process.  The Advisor manages the Fund using a bottom-up, fundamental approach and focuses on relative value across industries, within industries and within individual capital structures.  Given the focus on relative value, the Fund has a target investment lifecycle of 3 to 12 months and does not employ a “buy-and-hold to maturity” strategy.  The Advisor generally sells a security when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Interest Rates and Portfolio Maturity.  The Floating Rate Loans in which the Fund invests typically have multiple reset periods during the year with each reset period applicable to a designated portion of the loan.  As short-term interest rates decline, interest payable to the Fund should decrease.  The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund’s portfolio of loans.  Loans usually have mandatory and optional prepayment provisions.  Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity.  If a loan is prepaid, the Fund will have to reinvest the proceeds in other loans or securities, which may have a lower fixed spread over its base rate.  In such a case, the amount of interest paid to the Fund would likely decrease.

Cash Management.  The Fund may invest a portion of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Advisor deems appropriate under the circumstances, including when the Advisor believes the Fund needs to retain cash.  Money market instruments or short-term debt securities held by the Fund for cash management or defensive investing purposes can fluctuate in value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following additional risks could affect the value of your investment:

Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.

Credit Risk.  The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

High Yield Securities Risk.  High yield debt obligations are speculative investments that are usually issued by highly indebted companies, which means there is an increased risk that these companies might not generate sufficient cash flow to pay their debts.  Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are rated investment grade.

Inflation Risk.  Inflation risk results from the variation in the value of cash flows from a security due to inflation, as measured in terms of purchasing power.

Interest Rate Risk.  Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.

Lender Liability and Equitable Subordination Risks. It is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. As an example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Management Risk. The success of the Fund depends on the expertise of the Advisor and its ability to make investments in securities.  There can be no assurance that the Advisor will be successful in doing so.

Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including market responses to economic and political developments.

Non-Diversification Risk.  The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than diversified mutual funds and the Fund’s share price may therefore be more volatile than the share price of a diversified fund.

Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

Prepayment Risk. The issuers of securities held by the Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise.

Reliance on Corporate Management and Financial Reporting.  The Fund may trade various corporate debt instruments and collateralized debt securities.  The Advisor may select investments for the Fund in part on the basis of information and data filed by issuers of securities with various government regulators or made directly available to the Advisor by the issuers of securities or through sources other than the issuers such as collateral pool servicers.  Although the Advisor will evaluate all such information and data and seek independent corroboration when it considers it appropriate and reasonably available, the Advisor will not be in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information will not be readily available.

Tax Risks.  The Fund intends to elect to be treated and to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code.  If for any reason the Fund fails to qualify for treatment as a RIC, the Fund will have to pay corporate-level taxes on all of its income whether or not the Fund distributes it, which would substantially reduce the amount of income available for debt service and for distributions to the Shareholders.

“Widening” Risk.  The prices of the securities in which the Fund invests may decline substantially. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than diversified mutual funds and the Fund's share price may therefore be more volatile than the share price of a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not commenced investment operations, and therefore, the performance of shares of the Fund reflects the performance of the Predecessor Fund.  The Fund will acquire the assets and assume the liabilities of the Predecessor Fund, a closed-end fund which has used substantially similar investment strategies and the same investment adviser (the “Reorganization”).  Upon completion of the Reorganization which is scheduled for May 30, 2014, the Fund will assume the performance, financial and other historical information of the Predecessor Fund’s Common Shares.

The table below shows how the Predecessor Fund’s average annual total returns compares over time to that of a broad-based index provided to offer a broader market perspective.  Performance has not been restated to reflect the estimated annual operating expenses of Investor Class or Institutional Class shares which, if reflected, would improve the returns shown below.  The following information provides some indication of the risks of investing in the Fund.  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The bar chart shows the annual return of the Predecessor Fund for one year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced investment operations, and therefore, the performance of shares of the Fund reflects the performance of the Predecessor Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the $US-denominated leveraged loan market. New loans are added to the index on their effective date if they qualify according to the following criteria: Loans must be rated "5B" or lower; only fully- funded term loans are included; the tenor must be at least one year; and the Issuers must be domiciled in developed countries (Issuers from developing countries are excluded). Fallen angels are added to the index subject to the new loan criteria. Loans are removed from the index when they are upgraded to investment grade, or when they exit the market (for example, at maturity, refinancing or bankruptcy workout). Note that issuers remain in the index following default. Total return of the index is the sum of three components: principal, interest, and reinvestment return. The cumulative return assumes that coupon payments are reinvested into the index at the beginning of each period. Direct investment in an index is not possible.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Predecessor Fund Calendar Year Total Return as of December 31, 2013*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*As of March 31 2014, the Predecessor Fund had a year-to-date return of 1.84%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	1Q, 2013	2.37%

Lowest Quarterly Return:	2Q, 2013	1.09%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.09%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.93%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2012	[1]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Annual Return 2013	rr_AnnualReturn2013	7.87%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2012
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 353

[1]	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the $US-denominated leveraged loan market. New loans are added to the index on their effective date if they qualify according to the following criteria: Loans must be rated "5B" or lower; only fully- funded term loans are included; the tenor must be at least one year; and the Issuers must be domiciled in developed countries (Issuers from developing countries are excluded). Fallen angels are added to the index subject to the new loan criteria. Loans are removed from the index when they are upgraded to investment grade, or when they exit the market (for example, at maturity, refinancing or bankruptcy workout). Note that issuers remain in the index following default. Total return of the index is the sum of three components: principal, interest, and reinvestment return. The cumulative return assumes that coupon payments are reinvested into the index at the beginning of each period. Direct investment in an index is not possible.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Sound Point Capital Management, LP, (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.90% and 1.15% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least December 31, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board") upon 60 days' notice to the Advisor, or by the Advisor with consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.